Provision for Legal and Administrative Claims - Schedule of Provision for Legal and Administrative Claims (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	R$ 254,723	R$ 17,484
Constitution	64,882	274,864
Reversal	(15,121)	(18,557)
Reversal due to payment	(15,609)	(19,068)
Closing balance	288,875	254,723
Civil Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	20,239	8,256
Constitution	39,809	43,899
Reversal	(7,252)	(12,976)
Reversal due to payment	(15,297)	(18,940)
Closing balance	37,499	20,239
Labor Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	22,694	9,228
Constitution	13,613	19,175
Reversal	(7,869)	(5,581)
Reversal due to payment	(312)	(128)
Closing balance	28,126	22,694
Tax Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	211,790
Constitution	11,460	211,790
Reversal
Reversal due to payment
Closing balance	R$ 223,250	R$ 211,790